Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date $ in Thousands	Dec. 31, 2020 USD ($)
Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
Current estimate of cumulative claims incurred	$ 240,887
Cumulative payments to date	239,410
Gross of reinsurance [Member] | 2009 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	94,376
One year later	75,295
Two years later	67,119
Three years later	68,497
Four years later	68,217
Five years later	67,909
Six years later	67,807
Seven years later	67,614
Eight years later	68,115
Nine years later	68,950
Ten years later	68,882
Eleven years later	69,169
Current estimate of cumulative claims incurred	69,169
Cumulative payments to date	68,406
Gross of reinsurance [Member] | 2010 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	122,323
One year later	108,523
Two years later	105,943
Three years later	100,572
Four years later	99,513
Five years later	101,599
Six years later	100,199
Seven years later	100,303
Eight years later	100,073
Nine years later	100,120
Ten years later	99,972
Eleven years later
Current estimate of cumulative claims incurred	99,972
Cumulative payments to date	99,646
Gross of reinsurance [Member] | 2011 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	128,498
One year later	106,567
Two years later	100,764
Three years later	110,286
Four years later	114,464
Five years later	110,266
Six years later	111,774
Seven years later	110,644
Eight years later	111,028
Nine years later	111,198
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	111,198
Cumulative payments to date	102,910
Gross of reinsurance [Member] | 2012 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	133,595
One year later	119,425
Two years later	108,557
Three years later	110,046
Four years later	103,996
Five years later	104,541
Six years later	103,167
Seven years later	97,918
Eight years later	97,998
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	97,998
Cumulative payments to date	95,682
Gross of reinsurance [Member] | 2013 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	159,549
One year later	155,958
Two years later	148,161
Three years later	142,309
Four years later	133,917
Five years later	132,992
Six years later	130,844
Seven years later	130,616
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	130,616
Cumulative payments to date	129,311
Gross of reinsurance [Member] | 2014 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	152,384
One year later	114,972
Two years later	101,352
Three years later	92,846
Four years later	88,210
Five years later	85,621
Six years later	83,183
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	83,183
Cumulative payments to date	82,336
Gross of reinsurance [Member] | 2015 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	174,601
One year later	160,100
Two years later	149,533
Three years later	145,921
Four years later	142,926
Five years later	142,478
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	142,478
Cumulative payments to date	136,570
Gross of reinsurance [Member] | 2016 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	175,094
One year later	173,369
Two years later	167,695
Three years later	158,572
Four years later	162,210
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	162,210
Cumulative payments to date	148,004
Gross of reinsurance [Member] | 2017 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	278,298
One year later	309,258
Two years later	317,053
Three years later	317,778
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	317,778
Cumulative payments to date	265,163
Gross of reinsurance [Member] | 2018 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	196,709
One year later	219,593
Two years later	213,655
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	213,655
Cumulative payments to date	101,338
Gross of reinsurance [Member] | 2019 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	150,800
One year later	143,093
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	143,093
Cumulative payments to date	53,634
Gross of reinsurance [Member] | 2020 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	225,950
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	225,950
Cumulative payments to date	23,522
Gross of reinsurance [Member] | Total
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	2,038,187
Cumulative payments to date	1,545,932
Gross liability included in the consolidated statement of financial position	492,255
Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
Current estimate of cumulative claims incurred	148,633
Cumulative payments to date	147,342
Net of reinsurance [Member] | 2009 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	63,259
One year later	52,099
Two years later	46,911
Three years later	48,882
Four years later	48,707
Five years later	48,310
Six years later	48,348
Seven years later	48,194
Eight years later	48,713
Nine years later	49,446
Ten years later	49,437
Eleven years later	49,697
Current estimate of cumulative claims incurred	49,697
Cumulative payments to date	48,961
Net of reinsurance [Member] | 2010 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	71,380
One year later	63,488
Two years later	62,020
Three years later	58,897
Four years later	58,182
Five years later	60,146
Six years later	58,648
Seven years later	58,726
Eight years later	58,540
Nine years later	58,590
Ten years later	58,460
Eleven years later
Current estimate of cumulative claims incurred	58,460
Cumulative payments to date	58,174
Net of reinsurance [Member] | 2011 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	76,231
One year later	60,555
Two years later	59,556
Three years later	60,662
Four years later	62,272
Five years later	59,826
Six years later	60,329
Seven years later	58,084
Eight years later	57,329
Nine years later	57,425
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	57,425
Cumulative payments to date	54,562
Net of reinsurance [Member] | 2012 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	100,119
One year later	88,131
Two years later	78,090
Three years later	81,521
Four years later	77,268
Five years later	77,798
Six years later	76,773
Seven years later	71,644
Eight years later	71,620
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	71,620
Cumulative payments to date	69,487
Net of reinsurance [Member] | 2013 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	123,553
One year later	121,694
Two years later	120,600
Three years later	117,084
Four years later	109,460
Five years later	107,701
Six years later	107,500
Seven years later	107,269
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	107,269
Cumulative payments to date	106,055
Net of reinsurance [Member] | 2014 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	115,851
One year later	90,078
Two years later	79,209
Three years later	73,250
Four years later	70,070
Five years later	66,693
Six years later	65,626
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	65,626
Cumulative payments to date	64,275
Net of reinsurance [Member] | 2015 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	92,893
One year later	86,991
Two years later	79,846
Three years later	75,311
Four years later	73,132
Five years later	72,641
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	72,641
Cumulative payments to date	68,572
Net of reinsurance [Member] | 2016 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	98,771
One year later	94,055
Two years later	90,077
Three years later	85,366
Four years later	89,184
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	89,184
Cumulative payments to date	76,625
Net of reinsurance [Member] | 2017 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	110,341
One year later	117,163
Two years later	116,435
Three years later	113,949
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	113,949
Cumulative payments to date	86,617
Net of reinsurance [Member] | 2018 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	94,266
One year later	105,797
Two years later	108,521
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	108,521
Cumulative payments to date	73,176
Net of reinsurance [Member] | 2019 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	124,356
One year later	115,739
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	115,739
Cumulative payments to date	44,926
Net of reinsurance [Member] | 2020 [Member]
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
At end of accident year	157,815
One year later
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Current estimate of cumulative claims incurred	157,815
Cumulative payments to date	13,037
Net of reinsurance [Member] | Total
Outstanding Claims (Details) - Schedule of statement of financial position date, together with cumulative payments to date [Line Items]
Current estimate of cumulative claims incurred	1,216,579
Cumulative payments to date	911,809
Net liability included in the consolidated statement of financial position	$ 304,770